Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Amortized cost and fair value of available-for-sale securities portfolio
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2013
Corporate debt	$4,360	$11	$8	$4,363
State and municipal	1,926	-	7	1,919
Issued by U.S. government-sponsored entities and agencies:				-
Mortgage-backed securities - residential	934	49	-	983
Collateralized mortgage obligations	2,354	53	-	2,407

Total	$9,574	$113	$15	$9,672

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2012
Corporate debt	$4,429	$-	$64	$4,365
State and municipal	2,006	-	20	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,399	87	-	1,486
Collateralized mortgage obligations	9,698	117	13	9,802

Total	$17,532	$204	$97	$17,639

Proceeds From The Sales Of Securities

	2013	2012	2011
Proceeds	$-	$2,144	$12,219
Gross gains	-	143	353
Gross losses	-	-	-

Tax effect-expense	$-	$-	$-

Securities classified by maturity date

	December 31, 2013		December 31, 2012
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$2,386	$2,379	$50	$50
Due from one to five years	3,900	3,903	6,385	6,301
Mortgage-backed securities	934	983	1,399	1,486
Collateralized mortgage obligations	2,354	2,407	9,698	9,802

Total	$9,574	$9,672	$17,532	$17,639

Fair value of securities pledged

	2013	2012	2011
Pledged as collateral for:
FHLB advances	$2,024	$4,707	$9,336
Public deposits	905	2,199	2,820
Customer repurchase agreements	-	-	3,557
Interest-rate swaps	443	1,511	1,464
Total	$3,372	$8,417	$17,177

Securities with unrealized losses

December 31, 2013	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$239	$1	$1,002	$7	$1,241	$8
State and municipal	1,015	1	904	6	1,919	7
Total temporarily impaired	$1,254	$2	$1,906	$13	$3,160	$15

December 31, 2012	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$4,365	$64	$-	$-	$4,365	$64
State and municipal	1,936	20	-	-	1,936	20
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	1,673	13	-	-	1,673	13
Total temporarily impaired	$7,974	$97	$-	$-	$7,974	$97